Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Interest rate swaps-liability position	$ (52,117)	$ (73,931)
Forward contracts - liability position		(1,009)
Forward contracts - asset position	352	0
Total	(51,765)	(74,940)
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Derivatives, Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts - liability position		0
Forward contracts - asset position	0	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives, Fair Value [Line Items]
Interest rate swaps-liability position	(52,117)	(73,931)
Forward contracts - liability position		(1,009)
Forward contracts - asset position	352	0
Total	(51,765)	(74,940)
Unobservable Inputs (Level 3) [Member]
Derivatives, Fair Value [Line Items]
Interest rate swaps-liability position	0	0
Forward contracts - liability position		0
Forward contracts - asset position	0	0
Total	$ 0	$ 0